Investment in associates - Summary of Non-controlling Interests in Subsidiaries (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 30, 2025	Oct. 23, 2025
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary			2,100,000,000
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	106,907,867
Non-controlling interest	42,664,607
Non-controlling interest	80.00%
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	286,370,051
Non-controlling interest	112,905,168
Non-controlling interest	80.00%
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	35,988
Non-controlling interest	14,256
Non-controlling interest	80.00%
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	12,132,621
Non-controlling interest	4,785,951
Non-controlling interest	80.00%
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	737,500
Non-controlling interest	431,806
Non-controlling interest	50.00%
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	160,693,378
Non-controlling interest	94,085,973
Non-controlling interest	50.00%
Terras da Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	16,066,329
Non-controlling interest	9,406,835
Non-controlling interest	50.00%
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	14,360,726
Non-controlling interest	8,408,205
Non-controlling interest	50.00%
Nova Amaralina Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	30,603,159
Non-controlling interest	17,918,149
Non-controlling interest	50.00%
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	132,667,061
Non-controlling interest	77,676,564
Non-controlling interest	50.00%
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	126,200,853
Non-controlling interest	73,890,599
Non-controlling interest	50.00%
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	83,850,938
Non-controlling interest	49,094,724
Non-controlling interest	50.00%
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	81,440,221
Non-controlling interest	40,720,110
Non-controlling interest	50.00%
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	1,858,828,617
Non-controlling interest	1,296,299,127
Non-controlling interest	69.69%
Moove Lubricants Holdings [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	34,963,764
Non-controlling interest	17,446,918
Non-controlling interest	49.90%
Cosan Nove Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	7,663,761,736
Non-controlling interest	975,404,073
Non-controlling interest	33.84%
Cosan Limited Partners Brasil Consultoria Ltda [Member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	160,000
Non-controlling interest	3,000
Non-controlling interest	1.87%
Cosan Dez Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary		30,675,567